UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23619

Aspiriant Risk-Managed Real Assets Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Terrance P. Gallagher

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: Mar 31

Date of reporting period: September 30, 2022

The Registrant is filing this amendment to its Form N-CSR for the period ended September 30, 2022, originally filed with the U.S. Securities and Exchange Commission on December 9, 2022 (Accession Number 0001398344-22-024323). The purpose of this amendment is to: (i) restate financial statements for the period ended September 30, 2022 to reflect current and deferred tax liability related to the Registrant being a C corporation for income tax purposes as a result of the Registrant's failure to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment company; and (ii) amend Item 11 of Form-N-CSR. The effects of this restatement on the Registrant's financial statements for the period ended September 30, 2022 are described in Note 11 to the financial statements. For the convenience of the reader, we are refiling our entire report on Form N-CSR for the period ended September 30, 2022 by means of this amended Form N-CSR. However, except for the information affected by the restatement as described in Note 11, and revisions described above, the amended N-CSR does not reflect events occurring after the filing of the original Form N-CSR or modify or update the disclosures contained therein.

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

Semi-Annual Report

September 30, 2022

(Unaudited)

(Restated)

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

TABLE OF CONTENTS

Schedule of Investments	2
Summary of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Statement of Cash Flows	8
Financial Highlights	9
Notes to Financial Statements	10
Other Information	26
Privacy Policy	27

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ASPIRIANT RISK-MANAGED REAL ASSETS FUND

Schedule of Investments

As of September 30, 2022 (Unaudited) (As restated, see Note 11)

	Type of Investment	Units / Shares	Cost	Fair Value
MARKETABLE SECURITIES (32.31%)
EXCHANGE-TRADED FUNDS (12.80%)
Invesco S&P Global Water Index ETF	Exchange-traded fund	81,583	$2,998,486	$3,349,798
iShares Gold Trust[a]	Exchange-traded fund	203,095	7,253,052	6,403,585
Vanguard Real Estate ETF	Exchange-traded fund	144,264	11,736,890	11,565,645
Vanguard Short-Term Inflation-Protected Securities ETF	Exchange-traded fund	2,226	108,320	107,093
TOTAL EXCHANGE-TRADED FUNDS			22,096,748	21,426,121

MUTUAL FUNDS (19.51%)
Fidelity International Real Estate Fund	Mutual Fund	1,358,956	17,717,092	12,733,417
GMO Resources Fund VI	Mutual Fund	186,435	5,433,453	4,286,137
Lazard Global Listed Infrastructure Institutional Portfolio	Mutual Fund	363,873	5,900,000	5,188,823
Principal Real Estate Securities Fund R-6	Mutual Fund	416,766	11,450,000	10,435,820
TOTAL MUTUAL FUNDS			40,500,545	32,644,197

TOTAL MARKETABLE SECURITIES			62,597,293	54,070,318

	Investment Strategy				Acquisition Date
PORTFOLIO FUNDS [b] (65.73%)
MEMBERSHIP INTERESTS (15.09%)
Green Courte Real Estate Partners III, LLC[a]	Private Real Estate		$3,410,026	$5,558,897	12/6/2011
Prime Property Fund, LLC	Private Real Estate	839	15,384,981	19,693,313	9/28/2017
TOTAL MEMBERSHIP INTERESTS			18,795,007	25,252,210

NON-TRADED REAL ESTATE INVESTMENT TRUST (3.35%)
Blackstone Real Estate Income Trust, Inc.	Private Real Estate	370,591	4,898,736	5,598,998	6/1/2021
TOTAL NON-TRADED REAL ESTATE INVESTMENT TRUST			4,898,736	5,598,998

PARTNERSHIP INTERESTS (47.29%)
Beacon Capital Strategic Partners VI, L.P.[a]	Private Real Estate		419,151	31,295	2/15/2011
Carmel Partners Investment Fund III, L.P.[a]	Private Real Estate		—	453,531	6/29/2010
Carmel Partners Investment Fund IV, L.P.[a]	Private Real Estate		—	302,933	3/15/2012
Carmel Partners Investment Fund V, L.P.[a]	Private Real Estate		1,176,408	4,806,043	8/8/2014
CBRE U.S. Core Partners, LP	Private Real Estate	7,286,108	11,434,177	15,217,863	7/1/2020
Cerberus Institutional Real Estate Partners III, L.P.[a]	Private Real Estate		—	2,580,523	4/29/2013
Cross Lake Real Estate Fund III L.P.[a]	Private Real Estate		2,695,321	2,867,416	10/11/2019
Electron Global Fund, L.P.[a]	Long/Short		5,000,000	5,421,637	6/1/2021
Energy Impact Fund II, L.P.[a]	Infrastructure		2,617,207	2,681,448	10/28/2021
Europe Fund III, L.P.[a]	Private Real Estate		1,620,523	4,578	5/14/2007

3

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2022 (Unaudited) (As restated, see Note 11)

	Investment Strategy	Units / Shares	Cost	Fair Value	Acquisition Date
Portfolio Funds [b] (Continued)
Partnership Interests (Continued)
GEM Realty Fund IV, L.P.[a]	Private Real Estate		$436,459	$15,190	6/29/2010
GEM Realty Securities Flagship, L.P.[a]	Long/Short		7,132,748	13,319,668	8/3/2009
GI Data Infrastructure Fund L.P.[a]	Infrastructure		4,068,162	4,305,448	7/24/2020
Hampshire Partners Fund VIII, L.P.[a]	Private Real Estate		—	356,650	11/15/2010
Heitman America Real Estate Trust L.P.	Private Real Estate	3,281	3,243,772	5,233,722	7/5/2018
HighBrook Income Property Fund, L.P.[a]	Private Real Estate		669,543	326,970	11/2/2012
HighBrook Property Fund IV (Main), L.P.[a]	Private Real Estate		6,526,782	7,208,386	2/22/2022
Metropolitan Real Estate Partners International III-T, L.P.[a]	Private Real Estate		501,751	287,324	12/30/2009
Paladin Realty Brazil Investors III (US-A), L.P.[a,c]	Private Real Estate		2,278,778	131,254	6/17/2011
Paladin Realty Latin America Investors II, L.P.[a]	Private Real Estate		781,118	64,808	1/4/2007
Paladin Realty Latin America Investors III, Liquidating Trust[a]	Private Real Estate		1,866,188	(189,463)	9/30/2009
Paulson Real Estate Fund II, L.P.[a]	Private Real Estate		—	6,123,414	5/24/2013
Prime Finance Partners IV, L.P.[a]	Structured Credit		—	230,029	12/29/2014
Rush Island, LPa	Long/Short		3,000,000	2,922,444	7/1/2022
Sculptor Real Estate Fund IV L.P.[a]	Private Real Estate		3,583,409	3,306,222	4/6/2020
Sustainable Asset Fund III, L.P.[a]	Infrastructure		1,227,381	1,112,812	12/13/2021
TOTAL PARTNERSHIP INTERESTS			60,278,878	79,122,145

TOTAL PORTFOLIO FUNDS			83,972,621	109,973,353
	Type of Investment
SHORT-TERM INVESTMENT (7.45%)
Fidelity Investments Money Market Government Portfolio I, 2.74%[d]	Money Market Fund	12,471,094	12,471,094	12,471,094
TOTAL SHORT-TERM INVESTMENT			12,471,094	12,471,094

TOTAL INVESTMENTS (105.49%)			$159,041,008	$176,514,765
Liabilities in excess of other assets (-5.49%)				(9,185,612)

TOTAL NET ASSETS (100.00%)				$167,329,153

[a]	Non-income producing security.
[b]	Portfolio Funds are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale (see Notes 3 & 5).
[c]	Affiliated investment for which ownership exceeds 5% of the investment’s capital (see Note 5).
[d]	The rate is the annualized seven-day yield at period end.

All investments are domiciled in the United States of America, except Europe Fund III, L.P. which is domiciled in the United Kingdom.

See accompanying Notes to Financial Statements.

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ASPIRIANT RISK-MANAGED REAL ASSETS FUND

Summary of Investments

As of September 30, 2022 (Unaudited) (As restated, see Note 11)

Security Type	Percent of Total Net Assets
MARKETABLE SECURITIES
Exchange-Traded Funds	12.80%
Mutual Funds	19.51
TOTAL MARKETABLE SECURITIES	32.31
PORTFOLIO FUNDS
Membership Interests	15.09
Non-Traded Real Estate Investment Trust	3.35
Partnership Interests	47.29
TOTAL PORTFOLIO FUNDS	65.73
SHORT-TERM INVESTMENT	7.45
TOTAL INVESTMENTS	105.49
Liabilities in excess of other assets	(5.49)
TOTAL NET ASSETS	100.00%

See accompanying Notes to Financial Statements.

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ASPIRIANT RISK-MANAGED REAL ASSETS FUND

Statement of Assets and Liabilities

As of September 30, 2022 (Unaudited) (As restated, see Note 11)

ASSETS:
Investments, at fair value (cost $156,762,230)	$176,383,511
Affiliated Investments, at fair value (cost $2,278,778)	131,254
Cash held in escrow	4,631,932
Due from Investment Manager (see Note 12)	292,855
Portfolio Funds purchased in advance	2,100,232
Due from Portfolio Funds	412,884
Dividend receivable	25,589
Prepaid expenses	24,095
Total Assets	$184,002,352

LIABILITIES:
Subscriptions received in advance	$4,561,700
Payable for shares redeemed	9,014,938
Current tax liability	1,252,244
Deferred tax liability	1,604,047
Administration and accounting fees payable	57,283
Management fee payable	44,787
Administrative services fees payable	44,787
Transfer agent fees and expenses payable	6,195
Custody fees payable	3,610
Other expenses payable	83,608
Total Liabilities	16,673,199

Commitments and contingencies (see Note 3)

NET ASSETS	$167,329,153

NET ASSETS CONSIST OF:
Paid-in capital (Unlimited shares authorized, par value of $0.001 per share)	141,415,441
Total distributable earnings[1]	25,913,712
NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$167,329,153

SHARES ISSUED AND OUTSTANDING	16,570,790
NET ASSET VALUE PER SHARE	$10.10

[1]	Includes $17,610,837 of unrealized appreciation on investments received from an in-kind transfer effective April 1, 2021 (See Note 2).

See accompanying Notes to Financial Statements.

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ASPIRIANT RISK-MANAGED REAL ASSETS FUND

Statement of Operations

For the Six Months Ended September 30, 2022 (Unaudited) (As restated, see Note 11)

INVESTMENT INCOME:
Dividend income (net of withholding taxes of $20,769)	$1,509,430
Other income	4,690
Interest income	69
Total Income	1,514,189

EXPENSES:
Management fee	452,019
Administration and accounting fees	105,443
Legal fees	99,708
Administrative services fees	90,404
Audit fees	33,400
Trustees’ fees and expenses	32,192
Registration fees	26,936
Transfer agent fees and expenses	21,300
Insurance fees	14,298
Custody fees	12,300
Compliance fees	10,800
Professional fees	2,109
Other expenses	18,963
Total Expenses	919,872
Expenses Waived by Investment Manager (see Note 6)	(361,615)
Net Expenses	558,257
Net Investment Income	955,932

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on unaffiliated investments	(1,130,074)
Capital gain distributions from unaffiliated marketable securities	703,079
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(17,179,645)
Affiliated investments	(124,005)
Deferred tax (expense)/benefit	28,135
Total net change in unrealized appreciation (depreciation), net of deferred income tax	(17,275,515)
Total net realized and unrealized gain (loss), net of income tax	(17,702,510)
Net Decrease in Net Assets Resulting from Operations	$(16,746,578)

See accompanying Notes to Financial Statements.

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ASPIRIANT RISK-MANAGED REAL ASSETS FUND

Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2022 (Unaudited) (As restated, see Note 11)	For the Year Ended March 31, 2022[1] (As restated, see Note 11)
CHANGE IN NET ASSETS FROM:
OPERATIONS:
Net investment income, net of income tax	$955,932	$2,725,660
Net realized gain on investments, net of income tax	(1,130,074)	7,766,130
Capital gain distributions from marketable securities	703,079	444,073
Net change in unrealized appreciation (depreciation) on investments, net of deferred income tax	(17,275,515)	15,534,388
Change in Net Assets Resulting from Operations	(16,746,578)	26,470,251

DISTRIBUTIONS TO SHAREHOLDERS:
Income and capital gain distributions	—	(8,269,170)
Return of capital distributions	—	(637,242)
Change in Net Assets Resulting from Distributions	—	(8,906,412)

CAPITAL SHARE TRANSACTIONS:
Shares sold	13,831,000	170,713,262 [2]
Shares issued for reinvestment of distributions	—	8,769,688
Shares redeemed	(12,849,345)	(14,345,568)
Contribution by Investment Manager (see Note 12)	210,273	82,582
Change in Net Assets Resulting from Capital Transactions	1,191,928	165,219,964

Change in Net Assets	$(15,554,650)	$182,783,803

NET ASSETS:
Beginning of period	182,883,803	100,000 [3]
End of period	$167,329,153	$182,883,803

TRANSACTIONS IN SHARES:
Shares sold	1,283,814	16,977,714 [4]
Shares issued for reinvestment of distributions	—	842,025
Shares redeemed	(1,236,900)	(1,305,863)
Change in Shares Outstanding	46,914	16,513,876

[1]	Reflects operations from April 1, 2021 (commencement of operations) to March 31, 2022.
[2]	Includes $158,321,263 of paid-in-capital received from an in-kind subscription effective as of the close of business on March 31, 2021 (See note 2).
[3]	The Investment Adviser made an initial purchase of 10,000 shares for $100,000 at a $10.00 net asset value on March 5, 2021.
[4]	Includes 15,832,126 shares received from an in-kind subscription effective as of the close of business on March 31, 2021 (See note 2).

See accompanying Notes to Financial Statements.

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ASPIRIANT RISK-MANAGED REAL ASSETS FUND

Statement of Cash Flows

For the Six Months Ended September 30, 2022 (Unaudited) (As restated, see Note 11)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets from operations	$(16,746,578)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(69,084,846)
Proceeds from sale of investments	60,447,403
Proceeds from return of capital of Portfolio Funds	3,276,038
Net realized loss on investments	1,130,074
Capital gain distributions from marketable securities	(703,079)
Net change in unrealized (appreciation) depreciation on:
Investments	17,179,645
Affiliated Investments	124,005
Change in operating assets and liabilities:
Portfolio Funds purchased in advance	(2,100,232)
Due from Portfolio Funds	(341,714)
Dividend receivable	(25,475)
Prepaid expenses	16,882
Deferred tax liability	(28,135)
Management fee payable	(2,734)
Administrative services fees payable	(2,734)
Administration and accounting fees payable	1,531
Transfer agent fees and expenses payable	(354)
Custody fees payable	(1,452)
Other expenses payable	10,998
Net Cash Used in Operating Activities	(6,850,757)

CASH FLOWS FROM FINANCING ACTIVITIES:
Shares sold (net of subscriptions received in advance)	12,192,700
Shares redeemed (net of payable for shares redeemed)	(7,384,009)
Net Cash Provided by Financing Activities	4,808,691

Net Change in Cash	(2,042,066)

Cash at Beginning of Period[1]	6,673,998

Cash at End of Period[1]	$4,631,932

[1]	Cash includes cash and cash held in escrow, as outlined further on the Statement of Assets and Liabilities.

See accompanying Notes to Financial Statements.

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ASPIRIANT RISK-MANAGED REAL ASSETS FUND

Financial Highlights

Per share data and ratios for a share outstanding throughout the period.

	For the Six Months Ended September 30, 2022 (Unaudited) (As restated, see Note 11)	For the Year Ended March 31, 2022[1] (As restated, see Note 11)
Net Asset Value, Beginning of Period	$11.07	$10.00

Income from Investment Operations:
Net investment income[2]	0.06	0.17
Net realized and unrealized gain on investments	(1.03)	1.45
Total from investment operations	(0.97)	1.62

Less Distributions:
From net investment income	—	(0.34)
From net realized gain	—	(0.17)
From return of capital	—	(0.04)
Total distributions	—	(0.55)

Net Asset Value, End of Period	$10.10	$11.07

Total Return	(8.76)%[3]	16.60%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$167,329	$182,884
Net investment income[5]	1.05%[6]	1.51%[4]
Expenses before expense waiver and tax expense/(benefit) [5,7]	1.02%[6]	0.92%
Expense waiver	(0.40)%[6]	(0.40)%
Expenses net of expense waiver, but before tax expense/(benefit) [5,8]	0.62%[6]	0.52%
Tax expense/(benefit)[9]	(0.02)%	1.60%
Expenses net of expense waivers and after income taxes[5,10]	0.60%[6]	2.12%
Portfolio turnover rate	16%[3]	15%

[1]	Reflects operations from April 1, 2021 (commencement of operations) to March 31, 2022.
[2]	Per share data is computed using the average shares method.
[3]	Not annualized.
[4]	Includes tax expense of 0.14% derived from income.
[5]

The ratios of expenses and net investment income or loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

[6]	Annualized, except for current and deferred tax expense/(benefit) where applicable.
[7]	Represents the ratio of expenses to average net assets excluding the expense waiver by the Investment Manager and current and deferred tax expense/(benefit) (see Notes 6 and 8).
[8]	Represents the ratio of expenses to average net assets including the expense waiver by the Investment Manager and excluding current and deferred tax expense/(benefit) (see Notes 6 and 8).
[9]	Includes current and deferred tax expense/(benefit) derived from the net investment income/loss, and realized and unrealized gains/losses (see Note 8).
[10]	Represents the ratio of expenses to average net assets including the expense waiver by the Investment Manager and current and deferred tax expense/(benefit) (see Notes 6 and 8).

See accompanying Notes to Financial Statements.

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ASPIRIANT RISK-MANAGED REAL ASSETS FUND

Notes to Financial Statements

September 30, 2022 (Unaudited)

1. ORGANIZATION

Aspiriant Risk-Managed Real Assets Fund (formerly known as “Aspiriant Risk-Managed Real Asset Fund”, the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund operates under an Agreement and Declaration of Trust dated October 26, 2020. The Fund commenced its operations on April 1, 2021, after the conversion of the Global Real Estate Opportunities, L.P. (the “Private Fund”), a privately offered investment fund managed by the Investment Manager (as defined below) with investment policies, objectives, guidelines, and restrictions that were in all material respects equivalent to those of the Fund. Aspiriant, LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The investment objective of the Fund is to seek long term capital appreciation. The Fund is a “fund of funds” that intends to invest primarily in general or limited partnerships, funds, corporations, trusts or other investment vehicles (collectively, “Investment Funds”) that invest substantially all their assets in real estate, infrastructure, commodities and other real asset securities and funds. Under normal circumstances, the Fund intends to invest at least 80% of its net assets in Investment Funds that hold equity, debt and other economic interests in real assets or real asset companies.

The Board of Trustees (the “Board”) of the Fund has the overall responsibility for monitoring the operations of the Fund, including the Investment Manager.

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation and Use of Estimates — The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies (“ASC 946”). The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Cash — Cash and cash held in escrow for shares tendered and shares received in advance, if any, may include demand deposits. Such deposits, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

Investment Valuation — The Board has delegated day-to-day management of the valuation process to the Investment Manager as the appointed Valuation Designee, which has established a valuation committee (the “Valuation Committee”) to carry out this function. The Valuation Designee is subject to the oversight of the Board. The Valuation Designee is responsible for assessing and managing key valuation risk, and is generally to review valuation methodologies, valuation determinations, and any information provided by the Investment Manager.

Investments in Portfolio Funds – As a practical expedient, the Fund estimates the fair value of interests in Portfolio Funds (“Portfolio Funds’ Interests”) that do not have a readily determinable fair value using the net asset value per share (or equivalent, such as member units, or an ownership interest in partners’ capital to which a proportionate share of net assets is attributed) of the Portfolio Funds as determined by the respective investment manager (“Portfolio Fund’s Manager”), if the net asset value per share of the Portfolio Fund (or its equivalent) is calculated in a manner consistent with measurement principles in ASC 946 as of the reporting entity’s measurement date. If the net asset value per share (or its equivalent) of the Portfolio Fund is not as of the Fund’s measurement date or is not calculated in a manner consistent with the measurement principles of ASC 946, the Fund may adjust the most

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ASPIRIANT RISK-MANAGED REAL ASSETS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2022 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

recent net asset value per share (or its equivalent) as necessary in order to estimate the fair value for the Portfolio Fund in a manner consistent with the measurement principles of ASC 946 as of the Fund’s measurement date. The Fund will deviate from the net asset value (or its equivalent) if it is probable at the measurement date that the Fund will redeem a portion of a Portfolio Fund at an amount different from the net asset value per share (or its equivalent).

Investments in Portfolio Funds are subject to the terms of the Portfolio Funds’ offering documents. Valuations of Portfolio Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Portfolio Funds’ Managers as required by the Portfolio Funds’ offering documents. If the Investment Manager determines that the most recent net asset value (or its equivalent) reported by the Portfolio Fund does not represent fair value or if the Portfolio Fund fails to report a net asset value to the Fund, a fair value determination is made under procedures established by and under the general supervision of the Valuation Committee. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material. Prospective investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s net assets if the judgments of the Valuation Committee, or the Portfolio Funds’ Managers should prove to be incorrect. Portfolio Funds’ Managers only provide determinations of the net asset values of the Portfolio Funds on a monthly/ quarterly basis, in which event it will not be possible to determine the net asset value of the Fund more frequently. The Portfolio Funds’ Interests in which the Fund invests or plans to invest are generally illiquid. The Fund may not be able to dispose of Portfolio Funds’ Interests that it has purchased. As of September 30, 2022, investments in Portfolio Funds were valued at $109,973,353, which represented 65.73% (as restated, see Note 11) of the net asset value of the Fund.

Investments in Marketable Securities — Investments in marketable securities listed or traded on an exchange are valued at their last traded price, as of the exchange’s official close of business. The Fund does not adjust the quoted price for these investments even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value per share.

Transfer In-Kind — On April 1, 2021, the Fund received an in-kind transfer of assets and liabilities from the Private Fund. The transfer was non-taxable, whereby the Fund issued shares (“Shares”) equal to the fair value of the net assets received. For financial reporting purposes, net assets received and ownership amounts in the Fund were recorded at fair value and the historical cost basis was retained as a result of the non-taxable nature of the transfer. The investments received by the Fund were evaluated using fair value procedures adopted by the Board. The characteristics of the value received are presented as follows:

Fund	Paid-In-Capital Value Received	Character of Value Received	Value Received
The Fund	$158,321,263	Investments at cost	$139,689,931
		Net unrealized appreciation on investments	17,610,837
Total	$158,321,263	Cash	1,374,145
		Liabilities in excess of other assets	(353,650)
		Total	$158,321,263

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ASPIRIANT RISK-MANAGED REAL ASSETS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2022 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

15,832,126.30 shares were issued with an initial NAV of $10.00.

The Fund obtained $30,135,239 in outstanding commitments in Portfolio Funds from the Private Fund.

Investment Transactions and Related Investment Income — All investment transactions are recorded on the trade date. Interest income on cash held in the Fund’s interest-bearing accounts is recognized on an accrual basis. Dividend income is recorded on ex-dividend dates. Distributions from marketable securities are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution. Distributions received from Portfolio Funds are recorded on the effective date, based on the character determined by the underlying Fund. Return of capital or security distributions received from Portfolio Funds and securities are accounted for as a reduction to cost. Net realized gain or loss on investments includes net investment gains or losses from marketable securities and realized gains or losses indirectly allocated to the Fund from investments in Portfolio Funds. Realized gains and losses from investments in Portfolio Funds are recognized when reported by those Portfolio Funds. Realized gains and losses from other investments are recorded on a specific identification basis.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollar equivalents using period-end spot foreign currency exchange rates. Purchases and sales of investments, and their related income and expenses are translated at the rate of exchange on the respective dates of such transactions. Realized and unrealized gains and losses resulting from foreign currency changes are reflected in the Statement of Operations as a component of net realized gain/(loss) and net change in unrealized appreciation/(depreciation) on marketable securities and Portfolio Funds.

Federal Income Taxes (as restated, see Note 11) — It is the Fund’s intention to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies (“Regulated Investment Company”). As provided therein, in any tax year in which a Fund generates 90% of its gross income from qualifying sources under Section 851(b)(2) of the Internal Revenue Code (“Qualifying Income Test”), a Fund’s portfolio holds at least 50% of its assets in qualifying assets at the end of each quarter, and distributes at least 90% of its taxable income, such Fund (but not the shareholders) will be relieved of federal income tax on the income distributed.

The Investment Manager determined that at September 30, 2022 the Fund did not meet the “more likely than not” evaluation criterion provided by ASC 740, Income Taxes (“ASC 740”), to qualify as a Regulated Investment Company because it would not generate 90% of its gross income from qualifying sources. As a result, the Fund is treated as a regular C corporation for federal income tax purposes and as such is obligated to pay federal, state and local income tax on taxable income. See Note 8 for further details.

ASC 740 requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax return to determine whether these positions meet a “more likely than not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more likely than not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

ASC 740 requires management of the Fund to analyze all open tax years for all major jurisdictions, which the Fund considers to be its federal income tax filings. The open tax years include the current year plus the prior three tax years, or all years if the Fund has been in existence for less than three years. As of and during the period ended September 30, 2022, the Fund did not record a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

3. FAIR VALUE DISCLOSURE

In accordance with FASB ASC 820-10, Fair Value Measurement (“ASC 820”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical

13

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2022 (Unaudited)

3. FAIR VALUE DISCLOSURE (Continued)

assets or liabilities (Level I measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level III measurements). ASC 820 provides three levels of the fair value hierarchy as follows:

Level I — Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date and on an-ongoing basis. Investments in marketable securities are classified at Level I in the fair value hierarchy.

Level II — Valuations based on observable inputs other than quoted prices in active markets for identical assets or liabilities.

Level III — Valuation techniques that require inputs that are both significant to the fair value measurement and are unobservable (i.e. supported by little or no market activity).

Portfolio Fund investments in limited partnership interests and other investment funds are recorded at fair value, using the Portfolio Funds’ net asset value (or its equivalent) as a practical expedient. If the Investment Manager determines that the most recent net asset value (or its equivalent) does not represent fair value or if the Portfolio Fund fails to report a net asset value, a fair value determination is made under procedures established by the Valuation Committee and is generally classified as Level III in the fair value hierarchy.

The following table summarizes the valuation of the Fund’s investments as of September 30, 2022, by the fair value hierarchy levels:

	Fair Value Measurements
Investments	Level I	Level II	Level III	NAV as Practical Expedient	Total
Marketable Securities	$54,070,318	$—	$—	$—	$54,070,318
Portfolio Funds	—	—	—	109,973,353	109,973,353
Short-term Investment	12,471,094	—	—	—	12,471,094
Total Investments	$66,541,412	$—	$—	$109,973,353	$176,514,765

14

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2022 (Unaudited)

3. FAIR VALUE DISCLOSURE (Continued)

A listing of the Portfolio Fund types held by the Partnership and the related attributes, as of September 30, 2022 are shown in the table below:

Investment Category	Fair Value (in 000’s)	Unfunded Commitments (in 000’s)		Remaining Life*	Redemption Frequency*	Notice Period (in days)	Redemption Restriction Terms*
Core(1)	$67,407	$—		Indefinite	Monthly-Quarterly	0-90	May be subject to lockup periods of up to 1 year, and/or investor and/or fund level gates of up to 25% per withdrawal date
Opportunistic(2)	42,566	31,202		Up to 12 years, subject to extension	None	N/A	N/A
	$109,973	$31,202	(3)

(1)	Investments in commingled limited partnerships that have exposure to a range of security types.

(2)	Consists of both private equity and venture capital investments.

(3)	As of September 30, 2022, the Fund had total outstanding commitments of $30,243,803 and $957,709 to the partnership interests and membership interests of Portfolio Funds, respectively.

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Portfolio Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Portfolio Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

4. RISK FACTORS

The Fund’s investment activities expose it to various risks, which are associated with the markets and the financial instruments in which it invests (as discussed in Notes 2 and 3). The following summary is not intended to be a comprehensive summary of all risks inherent in investing in the Fund.

Credit — Financial instruments which potentially subject the Fund to concentrations of credit risk consist primarily of cash and cash equivalents. Substantially, all of the Fund’s cash is deposited with one financial institution. Deposits, at times, may be in excess of federally insured limits. The Fund has not experienced any losses on its cash and cash equivalents, nor does it believe it is exposed to any significant credit risk.

Liquidity Constraints of Portfolio Funds — Since the Fund may make additional investments in or affect withdrawals from a Portfolio Fund only at certain times pursuant to limitations set forth in the governing documents of the Portfolio Fund, the Fund from time to time may have to invest a greater portion of its assets temporarily in money market securities than it otherwise might wish to invest and may have to borrow money to repurchase Shares. The redemption or withdrawal provisions regarding the Portfolio Funds vary from fund to fund. Therefore, the Fund may not be able to withdraw its investment in a Portfolio Fund promptly after it has made a decision to do so. Some Investment Funds may impose early redemption fees while others may not. This may adversely affect the Fund’s investment return or increase the Fund’s expenses and limit the Fund’s ability to make offers to repurchase

15

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2022 (Unaudited)

4. RISK FACTORS (Continued)

Shares from Shareholders. Portfolio Funds may be permitted to redeem their interests in-kind. Thus, upon the Fund’s withdrawal of all or a portion of its interest in an Investment Fund, it may receive securities that are illiquid or difficult to value.

Limited Liquidity — Shares in the Fund provide limited liquidity since shareholders will not be able to redeem shares on a daily basis. A shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. There is no assurance that you will be able to tender your shares when or in the amount that you desire. In addition, with very limited exceptions, shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of shares and should be viewed as a long-term investment.

Non-Diversified Status — The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Leverage Risk — The Fund does not generally intend to utilize leverage, however, the Fund is permitted to and may, in the sole discretion of the Investment Manager, leverage its investment positions, when deemed appropriate by the Investment Manager for any reason. Furthermore, the strategies implemented by the Portfolio Funds typically are leveraged. While leverage presents opportunities for increasing the total return on investments, it has the effect of potentially increasing losses as well. Accordingly, any event which adversely affects the value of an investment could be magnified to the extent leverage is utilized. The cumulative effect of the use of leverage with respect to any investments in a market that moves adversely to such investments could result in a substantial loss that would be greater than if the investment were not leveraged.

Market Risk — Market risk arises primarily from changes in the market value of financial instruments. Exposure to market risk is influenced by a number of factors, including the relationships between financial instruments, and the volatility and liquidity in the markets in which the financial instruments are traded. In many cases, the use of financial instruments serves to modify or offset market risk associated with other transactions, and accordingly, serves to decrease the Fund’s overall exposure to market risk. The Fund attempts to control its exposure to market risk through various analytical monitoring techniques.

5. INVESTMENTS BY THE FUND

The Fund, generally, has the ability to liquidate its investments periodically, depending on the type of investment, and for the Portfolio Funds, depending on the provisions of the respective Portfolio Fund’s governing agreements. Contribution requirements may also vary based on each Portfolio Fund’s governing agreements. Investment advisors who manage accounts in the name of the Fund, or who operate other Portfolio Funds in which the Fund invests, receive fees for their services. The fees include management fees, performance allocations and direct expenses based upon the net asset value of the Fund’s investment. These fees are deducted directly from the trading account or Portfolio Fund investment balance in accordance with an advisory or limited partnership agreement. The management fees ranged from 0%–2% (with possible performance or high water mark fees ranging from 0% to 20%).

16

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2022 (Unaudited)

5. INVESTMENTS BY THE FUND (Continued)

The Fund can liquidate or redeem the marketable securities on a daily basis, and there are no restrictions or limitations placed on these marketable securities. Additionally, the Fund has limited ability to liquidate its Portfolio Funds due to lockup periods up to 12 years. After the lock-up has expired, the Fund must meet certain provisions in order to liquidate the Portfolio Funds.

The Fund’s Share of Portfolio Funds that were 5% or more of its net assets as of September 30, 2022 is as follows:

Investment (Description of Strategy)	Percentage of Net Asset Value (as restated, see Note 11)	Fair Value	Redemptions Permitted/Restrictions
Prime Property Fund, LLC (a) (Private Real Estate Fund)	11.8%	$19,693,313	Quarterly withdrawals (90 days’ notice required)
CBRE U.S. Core Partners, LP (a) (Private Real Estate Fund)	9.1%	$15,217,863	Quarterly withdrawals (60 days’ notice required)
GEM Realty Securities Flagship, L.P. (b) (Long/Short Fund)	8.0%	$13,319,668	Quarterly withdrawals (60 days’ notice required)

(a)	This strategy includes the funds that invest in real estate opportunities.

(b)

This strategy includes the funds that employ long and short trading in publicly traded common stock, preferred stock, and debt securities, primarily in REITs, real estate operating companies, homebuilders and companies that have a significant real estate component.

Additionally, the terms of the Portfolio Funds’ governing documents generally provide for restrictions on transferability, minimum holding periods or lock-ups, the suspension of redemptions/withdrawals or the institution of gates on redemptions/withdrawals, at the discretion of the Portfolio Funds’ Managers, and as a result, the Fund may not be able to redeem/withdraw from an investment in a Portfolio Fund without continued exposure to changes in valuations, which could be material.

As of September 30, 2022, certain of the Fund’s investments were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Fund owns 5% or more of the investment’s total capital. The activity resulting from investments in these investments, including dividend income as well as realized gains and losses, is identified in the Statement of Operations as transactions with affiliated investments. A listing of these affiliated invesments (including activity during the six months ended September 30, 2022) is shown below:

Investment (1)	Fair Value 3/31/2022	Purchases	Proceeds From Sales or Other Dispositions	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value 9/30/2022	Dividend Income
Paladin Realty Brazil Investors III (US-A), L.P.	$255,259	$—	$—	$—	$(124,005)	$131,254	$—
Total Affiliated Investments	255,259	—	—	—	(124,005)	131,254	—

(1)	Investment does not issue units or shares.

17

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2022 (Unaudited)

6. INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS

Investment Management Fee — The Fund pays to the Investment Manager an investment management fee (the “Investment Management Fee”) in consideration of the advisory and other services provided by the Investment Manager to the Fund. Pursuant to an investment management agreement (the “Investment Management Agreement”), the Fund pays the Investment Manager a quarterly Investment Management Fee equal to 0.50% on an annualized basis of the Fund’s net asset value (“NAV”) as of each quarter-end. NAV means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund. For purposes of determining the Investment Management Fee payable to the Investment Manager for any quarter, NAV will be calculated prior to any reduction for any fees and expenses of the Fund for that quarter, including, without limitation, the Investment Management Fee payable to the Investment Manager for that quarter, and before giving effect to any repurchase of Shares in the Fund effective as of that date. For the period ended September 30, 2022, the Fund incurred $452,019 in management fees.

The Investment Manager has entered into an investment management fee limitation agreement (the “Management Fee Limitation Agreement”) with the Fund, whereby the Investment Manager has agreed to waive 0.40% of its Investment Management Fee. The Management Fee Limitation Agreement is in effect for one year from the commencement of operations and will automatically renew for consecutive one-year terms thereafter (each, a “Current Term”). Neither the Fund nor the Investment Manager may terminate the Management Fee Limitation Agreement during the Current Term. The Investment Management Fee waiver is not subject for recoupment. For the period ended September 30, 2022, the Fund waived $361,615 in Investment Management Fees. Certain officers of the Fund are employees of the Investment Manager and are not paid by the Fund for the services they provide to the Fund.

Administrative Services Fee — Pursuant to an administrative services agreement with the Fund, the Investment Manager is entitled to a fee calculated at an annual rate of 0.10%, payable quarterly in arrears, based upon the Fund’s net assets as of quarter-end for providing administrative services to the Fund. Such services include the review of shareholder reports and other filings with the SEC; oversight of the Fund’s primary service providers; periodic due diligence reviews of the Fund’s primary service providers; coordination and negotiation of all of the contracts and pricing relating to the Fund’s primary service providers, with the advice of Fund counsel; providing information to the Board relating to the review and selection of the Fund’s primary service providers; and all such other duties or services necessary for the appropriate administration of the Fund that are incidental to the foregoing services.

Distributor — UMB Distribution Services, LLC is the distributor (also known as principal underwriter) of the Shares of the Fund and acts as the agent of the Trust in connection with the continuous offering of Shares of the Fund.

Administrator — UMB Fund Services, Inc. (the “Administrator”) serves as administrator to the Fund and provides certain administrative, clerical, bookkeeping and investor related services. For these services the Administrator receives a quarterly fee, as well as reasonable out of pocket expenses. For the period ended September 30, 2022, the Fund paid $105,443 in administration fees.

Certain trustees and officers of the Fund are employees of the Administrator and are not paid by the Fund for the services they provide to the Fund.

Custodian — UMB Bank, n.a. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub custodians (which may be banks and trust companies), securities depositories and clearing agencies in accordance with the requirements of Section 17(f) of the 1940 Act and the rules thereunder. Assets of the Fund are not held by the Investment Manager or commingled with the assets of other accounts other than to the extent that securities are held in the name of

18

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2022 (Unaudited)

6. INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (Continued)

the Custodian or U.S. or non-U.S. sub custodians in a securities depository, clearing agency or omnibus customer account of such custodian. In consideration for these services, the Fund pays the Custodian a minimum quarterly custodian fee.

Chief Compliance Officer — Vigilant Compliance, LLC (“Vigilant”) provides Chief Compliance Officer (“CCO”) services to the Fund. An officer of the Fund is an employee of Vigilant.

Guarantees and Indemnification — In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

7. CAPITAL CONTRIBUTIONS AND WITHDRAWALS

The Fund will generally offer Shares for purchase as of the first business day of each calendar quarter, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

A substantial portion of the Fund’s investments are illiquid. For this reason, the Fund is structured as a closed-end fund, which means that the Shareholders will not have the right to redeem their Shares on a daily basis. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. At the discretion of the Board and provided that it is in the best interests of the Fund and the Shareholders to do so, the Fund intends to provide a limited degree of liquidity for the Shareholders by conducting repurchase offers generally quarterly with a valuation date on or about March 31, June 30, September 30 and December 31 of each year. Each repurchase offer ordinarily will be limited to the repurchase of approximately 5% of the Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund. No Shareholder will have the right to require the Fund to redeem its Shares.

8. FEDERAL TAX INFORMATION (as restated, see Note 11)

At September 30, 2022, the cost of investments on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$152,686,973

Gross unrealized appreciation	40,943,333
Gross unrealized depreciation	(17,115,541)

Net unrealized appreciation/(depreciation) on investments	$23,827,792

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

19

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2022 (Unaudited)

8. FEDERAL TAX INFORMATION (as restated, see Note 11) (Continued)

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. Permanent differences in book and tax accounting are attributable to net operating losses for the tax year ended October 31, 2021 and to nondeductible current and deferred income tax expenses for the fiscal year ended March 31, 2022 and six months ended September 30, 2022. The following amounts have been reclassified to paid-in capital and total distributable earnings/(losses):

	Increase (Decrease)
	Paid-In Capital	Total Distributable Earnings
Tax Year Ended October 31, 2021	$(3,992,081)	$3,992,081
Fiscal Year Ended March 31, 2022	(2,884,426)	2,884,426
Six Months Ended September 30, 2022	28,135	(28,135)

As of October 31, 2021, the components of accumulated earnings/(losses) on a tax basis were as follows:

Undistributed ordinary income	$886,365
Undistributed long-term capital gains	2,726,056
Tax Accumulated earnings	3,612,421
Accumulated capital and other losses	—
Unrealized appreciation on investments	33,467,229
Total distributable earnings	$37,079,650

The tax character of the distributions paid by the Fund during the fiscal year ended March 31, 2022 is as follows:

Distributions paid from:
Ordinary income	$5,543,114
Long-term Gain	2,726,056
Total taxable distributions	8,269,170
Return of Capital	637,242
Total distributions paid	$8,906,412

C Corporation — The Fund is a C corporation for income tax purposes and is therefore obligated to pay federal and state income tax on its taxable income. Currently the federal income tax rate for a corporation is 21% and blended state tax rate net of Federal benefit is 6.71%. Current taxes reflect the tax liability of the Fund based on taxable income for the tax year ended October 31, 2022. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of the available evidence, it is more likely than not that all of the deferred income tax asset will not be realized.

In order to re-qualify as a Regulated Investment Company the Fund will move certain assets into a wholly-owned C corporation blocker. The Fund assesses the need for deferred tax liability or asset based on the assets to be moved into the C corporation blocker. As of September 30, 2022, the Fund recorded a net deferred tax liability. Should a net deferred tax asset exist in the future, the Fund will assess whether a valuation allowance should be booked to reserve against that asset.

20

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2022 (Unaudited)

8. FEDERAL TAX INFORMATION (as restated, see Note 11) (Continued)

The Fund’s current and deferred tax expense as of September 30, 2022 consist of the following:

Current Tax (Expense) Benefit
Federal	$—
State	—
Total Current Tax (Expense) Benefit	$—
Deferred Tax (Expense) Benefit
Federal	$21,322
State	6,813
Total Deferred Tax (Expense) Benefit	28,135
Total Income Tax (Expense) Benefit	$28,135

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

Components of the Fund’s deferred tax assets and liabilities are as follows:

Deferred tax liability
Net unrealized gain on investment securities	$(1,604,047)
Net Deferred Tax Asset/(Liability)	$(1,604,047)

Total income tax (expense)/benefit (current and deferred) differs from the amount computed by applying the federal and state statutory income tax rates to net investment income and realized and unrealized gain/(losses) on investment before taxes as follows:

Federal income tax (expense)/benefit at statutory rate	$3,522,690
State income tax (expense)/benefit (net of federal benefit)	1,125,843
Permanent differences, net	(4,620,398)
Net Income Tax (Expense) Benefit	$28,135

The utilization of net operating losses in future years are limited to the lesser of all available net operating losses or 80% of taxable income before net operating loss utilization. For the tax year ended October 31, 2022, the Fund did not utilize or defer any net operating losses.

Capital losses incurred during the year can be carried back three years or forward five years. The fund did not utilize or defer any capital losses during the period.

9. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2022, the total purchases and total distribution proceeds from sale, redemption or other disposition of investments, excluding cash equivalents, amounted to $28,415,370 and $29,476,794, respectively.

10. RECENT MARKET DEVELOPMENTS

The Fund may be subject to various risks as described in the Funds’ prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect the performance of the Fund.

11. RESTATEMENT

Subsequent to the issuance of the September 30, 2022 financial statements, the Fund determined that current and deferred tax liability related to the Fund being a C corporation for income tax purposes had not been properly accounted for by the Fund.

21

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2022 (Unaudited)

11. RESTATEMENT (Continued)

The determination of the need to record current and deferred tax liabilities in accordance with ASC 740 involved reevaluation of data available at March 31, 2022 in accordance with subsequently implemented policies and procedures related to the Qualifying Income Test to assess the likelihood of the Fund qualifying as a Regulated Investment Company. Based on the reevaluation of data available at March 31, 2022, it was determined that the Fund did not meet the “more likely than not” evaluation criterion provided by ASC 740 for qualifying as a Regulated Investment Company. Therefore, the Fund did not properly record income tax liabilities related to the Fund being a C corporation for income tax purposes resulting in the understatement of the tax liability and overstatement of the Fund’s NAV. See Note 2 - Federal Income Taxes for additional information related to the significant considerations in the evaluation of the Fund’s qualification as a Regulated Investment Company.

As a result, the Fund has restated its statement of assets and liabilities, including the schedule of investments, as of September 30, 2022, and its statement of operations, statement of changes in net assets, statement of cash flows and financial highlights for the six months ended September 30, 2022. See Note 13 for additional periods that were restated.

The restatement adjustments had no effect on the reported fair values or cost of investments as reported in the statement of investments. In addition to the restated financial statements, the information contained in Notes 2, 5, 8, 11, 12 and 13 to the financial statements was added or restated as part of the restatement.

The following summarizes the impact of the restatement and excludes balances that were not restated:

Statement of Assets and Liabilities
As of September 30, 2022
	Previously Reported	As Restated
Assets:
Due from Investment Manager (see Note 12)	$—	$292,855
Total Assets	183,709,497	184,002,352
Liabilities:
Current tax liability	$—	$1,252,244
Deferred tax liability	—	1,604,047
Total Liabilities	13,816,908	16,673,199
Net Assets	$169,892,589	$167,329,153
Net Assets Consist Of:
Paid-in capital	144,616,119	141,415,441
Total distributable earnings	25,276,470	25,913,712
Net Assets Applicable to Outstanding Shares	$169,892,589	$167,329,153
Shares Issued and Outstanding	16,548,142	16,570,790
Net Asset Value Per Share	$10.27	$10.10

22

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2022 (Unaudited)

11. RESTATEMENT (Continued)

Statement of Operations
For the Six Months Ended September 30, 2022
	Previously Reported	As Restated
Realized and Unrealized Gain (Loss):
Deferred tax (expense)/benefit	—	28,135
Net change in unrealized appreciation (depreciation) on investments, net of deferred income tax	(17,303,650)	(17,275,515)
Total net realized gain and net change in unrealized appreciation on investments, net of income tax	(17,730,645)	(17,702,510)
Net Decrease in Net Assets Resulting from Operations	$(16,774,713)	$(16,746,578)

Statement of Changes in Net Assets
For the Six Months Ended September 30, 2022

	Previously Reported	As Restated
Change in Net Assets From:
Operations:
Net change in unrealized appreciation (depreciation) on investments, net of deferred income tax	(17,303,650)	(17,275,515)
Change in Net Assets Resulting from Operations	(16,774,713)	(16,746,578)
Capital Share Transactions:
Contribution by Investment Manager (see Note 12)	—	210,273
Change in Net Assets Resulting from Capital Transactions	981,655	1,191,928
Change in Net Assets	$(15,793,058)	$(15,554,650)
Net Assets:
Beginning of period	185,685,647	182,883,803
End of period	$169,892,589	$167,329,153
Transactions in Shares:
Shares sold	1,263,855	1,283,814
Change in Shares Outstanding	26,955	46,914

23

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2022 (Unaudited)

11. RESTATEMENT (Continued)

Statement of Changes in Net Assets
For the Year Ended March 31, 2022

	Previously Reported	As Restated
Change in Net Assets From:
Operations:
Net investment income, net of income tax	$2,981,017	$2,725,660
Net realized gain on investments, net of income tax	8,763,017	7,766,130
Net change in unrealized appreciation (depreciation) on investments, net of deferred income tax	17,166,570	15,534,388
Change in Net Assets Resulting from Operations	29,354,677	26,470,251
Distributions to Shareholders:
Income and capital gain distributions	(8,906,412)	(8,269,170)
Return of capital distributions	—	(637,242)
Capital Share Transactions:
Contribution by Investment Manager (see Note 12)	—	82,582
Change in Net Assets Resulting from Capital Transactions	165,137,382	165,219,964
Change in Net Assets	$185,585,647	$182,783,803
Net Assets:
End of period	$185,685,647	$182,883,803
Transactions in Shares:
Shares sold	16,975,025	16,977,714
Change in Shares Outstanding	16,511,187	16,513,876

Statement of Cash Flows
For the Six Months Ended September 30, 2022
	Previously Reported	As Restated
Cash Flows From Operating Activities:
Net decrease in net assets from operations	$(16,774,713)	$(16,746,578)
Deferred tax liability	—	(28,135)

24

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2022 (Unaudited)

11. RESTATEMENT (Continued)

Financial Highlights
For the Six Months Ended September 30, 2022
Per share data and ratios for a share outstanding throughout the period.	Previously Reported	As Restated
Net Asset Value, Beginning of Period	$11.24	$11.07
Net Asset Value, End of Period	$10.27	$10.10
Total Return	(8.63)%	(8.76)%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$169,893	$167,329
Gross expenses	1.02%	—
Expenses before expense waiver and tax expense/(benefit)	—	1.02%
Net expenses	0.62%	—-
Expense waiver	—	(0.40)%
Expenses net of expense waiver, but before tax expense/(benefit)	—	(0.62)%
Tax expense/(benefit)	—	(0.02)%
Expenses net of expense waiver and after tax expense/(benefit)	—	0.60%

Financial Highlights
For The Year Ended March 31, 2022
Per share data and ratios for a share outstanding throughout the period.	Previously Reported	As Restated
Income from Investment Operations:
Net investment income	0.19	0.17
Net realized and unrealized gain on investments	1.60	1.45
Total from investment operations	1.79	1.62
Less Distributions:
From net investment income	(0.15)	(0.34)
From net realized gain	(0.40)	(0.17)
From return of capital	—	(0.04)
Net Asset Value, End of Period	$11.24	$11.07
Total Return	18.39%	16.60%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$185,686	$182,884
Net investment income[3,4]	1.65%	1.51%
Gross expenses	0.92%	—
Expenses before expense waiver and tax expense/(benefit)	—	0.92%
Net expenses	0.52%	—
Expense waiver	—	(0.40)%
Expenses net of expense waiver, but before tax expense/(benefit)	—	0.52%
Tax expense/(benefit)	—	1.60%
Expenses net of expense waiver and after tax expense/(benefit)	—	2.12%

12. REMEDIATION NOTE

In June 2023, the Investment Manager voluntarily agreed to reimburse the Fund for the current tax liability in the amount of $1,252,244 to make the Fund whole and to put shareholders in the position they would have been if the Fund would have qualified as a Regulated Investment Company (the “Voluntary Waiver”). The Voluntary Waiver was previously recorded as of March 31, 2023. In accordance with U.S. GAAP, such reimbursement cannot be recorded retroactively. Subsequently, the Voluntary Waiver was recorded by the Fund as of June 30, 2023.

25

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2022 (Unaudited)

12. REMEDIATION NOTE (Continued)

As a result of the Fund’s failure to qualify as a Regulated Investment Company, the Investment Manager has made a conclusion that the calculation of the NAVs per share upon which the shareholders transacted during the period from December 31, 2021 through June 30, 2023 (the “overstatement period”) did not properly account for the tax liability during the period. The shareholder transactions that were negatively impacted during the overstatement period will be reprocessed. The Fund will not claw back the overpayment amount from positively impacted shareholders, instead, the Investment Manager will make a contribution to the Fund for the overpayment to make the Fund whole. For the overstatement period ended September 30, 2022, the Investment Manager will contribute $292,855 to make the Fund whole, of which $210,273 was recorded for the six months ended September 30, 2022.

13. SUBSEQUENT EVENTS (as restated, see Note 11)

The Fund has evaluated the events and transactions through the date the financial statements were issued and determined that except for the events noted below there were no subsequent events that required adjustment to or disclosure in the financial statements.

Concurrently with the restatement of financial statements and accompanying notes in the Fund’s September 30, 2022 semi-annual report, the Fund has also restated financial statements and accompanying notes in its semi-annual and annual reports effective during the overstatement period and September 30, 2023 to reflect income tax expense as of those periods.

In August 2023, the Investment Manager reimbursed the Fund for the Voluntary Waiver.

As of September 30, 2023, the Fund completed the transfer of certain assets into the wholly owned C corporation blocker. The Fund intends to re-qualify as a regulated investment company for the tax year ending October 31, 2024.

During the tax year ended October 31, 2023, the Fund incurred capital losses. As a result, the Fund expects to carry back approximately $3,597,370 of the incurred capital losses and record an estimated federal tax benefit in the amount of $755,448 as of December 31, 2023.

26

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

Other Information

September 30, 2022 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 1-877-997-9971 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov as well as the Fund’s website at www.aspiriantfunds.com.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, upon request, by calling 1-877-997-9971 or by accessing the website of the U.S. Securities and Exchange Commission.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund files complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

27

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

Privacy Policy

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number

● Account balances

● Account transactions

● Transaction history

● Wire transfer instructions

● Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers ‘ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-997-9971

28

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

PRIVACY POLICY (Continued)

What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

● Open an account

● Provide account information

● Give us your contact information

● Make a wire transfer

● Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● Sharing for affiliates’ everyday business purposes – information about your creditworthiness

● Affiliates from using your information to market to you

● Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Our affiliates include companies such as Aspiriant, LLC .
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. The Fund doesn’t jointly market.

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ASPIRIANT RISK-MANAGED REAL ASSETS FUND

INVESTMENT MANAGER

Aspiriant, LLC
11100 Santa Monica Blvd., Suite 600
Los Angeles, CA 90025

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

FUND COUNSEL

Faegre Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

CUSTODIAN BANK

UMB Bank, n.a.
1010 Grand Blvd.
Kansas City, MO 64106

TRANSFER AGENT / ADMINISTRATOR

UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

DISTRIBUTOR

UMB Distribution Services, LLC
235 W. Galena Street
Milwaukee, WI 53212

(b) Not applicable.

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to semi-annual reports.

Item 8. Portfolio Managers of Closed-end Management Investment Companies

Not applicable to semi-annual reports.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes to report.

Item 11. Controls and Procedures

(a)	The Registrant's principal executive officer and principal financial officer, or persons performing similar functions, have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that during the period ended September 30, 2022, the Aspiriant Risk-Managed Real Assets Fund (the “Fund”) failed to maintain appropriate controls surrounding the assessment of gross income to adequately assess its ability to meet the gross income test requirements under Subchapter M of the Internal Revenue Code. The officers have concluded that all other disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant's service provider.

(b)

Management concluded there were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting, other than as described in 11(a) above.

The following steps were taken subsequent to September 30, 2022. Management has developed and implemented a remediation plan, which includes the enhancement of internal controls related to monitoring the Fund’s ability to meet the requirements of Subchapter M of the Internal Revenue Code, including adequately assessing the components of the Fund’s gross income. Management has engaged an outside accounting firm to review such enhancements to controls. The material weakness described above in 11(a) will not be considered remediated until management designs and implements effective controls that operate for a sufficient period of time and management has concluded, through testing, that these controls are effective. The Fund will monitor the effectiveness of its remediation plan and will make changes management determines to be appropriate.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)	(1)	Code of Ethics. Not applicable to semi-annual reports.

(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Risk-Managed Real Assets Fund

By	/s/ Marc Castellani
Title	Marc Castellani, President and Principal Executive Officer

Date	4/8/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Marc Castellani
Title	Marc Castellani, President and Principal Executive Officer

Date	4/8/2024

By	/s/ Benjamin Schmidt
Title	Benjamin Schmidt, Treasurer and Principal Financial Officer

Date	4/8/2024